Risk management - Net exposure to currency risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk management
Currency strengthened or weakened percentage	10.00%
Capital provision assets
Risk management
Net exposure to currency risk	$ 2,176,124	$ 2,045,329
Capital provision assets | US dollar
Risk management
Net exposure to currency risk	1,923,819	1,837,750
Capital provision assets | Sterling
Risk management
Net exposure to currency risk	79,748	65,290
Capital provision assets | Euro
Risk management
Net exposure to currency risk	168,975	139,418
Capital provision assets | Australian Dollar
Risk management
Net exposure to currency risk	3,582	2,689
Capital provision assets | Swiss Franc
Risk management
Net exposure to currency risk		182
Other net assets/(liabilities)
Risk management
Net exposure to currency risk	(476,312)	(512,337)
Other net assets/(liabilities) | US dollar
Risk management
Net exposure to currency risk	14,393	(31,425)
Other net assets/(liabilities) | Sterling
Risk management
Net exposure to currency risk	(490,626)	$ (480,912)
Other net assets/(liabilities) | Euro
Risk management
Net exposure to currency risk	78
Other net assets/(liabilities) | Australian Dollar
Risk management
Net exposure to currency risk	$ (157)